Combined and Consolidated Statements of (Loss) Income - USD ($)		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Revenue
Total revenue		$ 25,433,049	$ 25,135,681	$ 25,526,936
Cost of revenues
Total Cost of revenues		19,858,495	17,299,701	18,177,271
Gross profit		5,574,554	7,835,980	7,349,665
Operating expenses:
General and administrative expenses		7,963,977	2,314,051	1,669,958
Research and development expenses		4,200,000	621,024	601,000
Total operating expenses		12,163,977	2,935,075	2,270,958
(Loss) Income from operations		(6,589,423)	4,900,905	5,078,707
Other income (expense):
Interest income		4,388	3,892	307,225
Interest expense		(2,350,691)	(1,911,780)	(2,696,117)
Loss on termination of convertible note		(1,781,591)
Other income, net		48,131	111,250	450,253
Total other expense, net		(4,079,763)	(1,796,638)	(1,938,639)
(Loss) Income before income taxes		(10,669,186)	3,104,267	3,140,068
Provision for income taxes
Net (Loss) income		(10,669,186)	3,104,267	3,140,068
Net (Loss) income attributable to the Company		$ (10,669,186)	$ 3,104,267	$ 3,140,068
(Loss) Earnings per share – Basic (in Dollars per share)	[1]	$ (43.16)	$ 12.99	$ 13.21
(Loss) Earnings per share – Diluted (in Dollars per share)	[1]	$ (43.16)	$ 12.99	$ 13.21
Weighted Average Shares Outstanding – Basic (in Shares)	[1]	247,219	238,997	237,716
Weighted Average Shares Outstanding – Diluted (in Shares)	[1]	247,219	238,997	237,716
Time charter revenue | Third Parties
Revenue
Total revenue				$ 7,332,097
Time charter revenue | Related Parties
Revenue
Total revenue		16,926,332	19,306,369	12,281,701
Vessel management services revenue | Third Parties
Revenue
Total revenue		3,526,021	1,761,184	1,879,943
Vessel management services revenue | Related Parties
Revenue
Total revenue		4,980,696	4,068,128	4,033,195
Cost of time charter revenue
Cost of revenues
Total Cost of revenues		12,903,857	12,172,641	12,958,301
Cost of vessel management services revenue
Cost of revenues
Total Cost of revenues		$ 6,954,638	$ 5,127,060	$ 5,218,970

[1]	Shares and per share data are presented on a retroactive basis to reflect the recapitalization and share consolidations as described in Note 13.